WARRANTS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2024
Statement [Line Items]
Warrants issued	193,939
Warrant exercise price per share	$ 2.06
Additional paid in capital	$ 1,741,475
Private Placements [Member]
Statement [Line Items]
Warrant exercise expiring term	five year	five-year	five-year
Warrants issued	3,878,789	500,000	75,000
Warrant exercise price per share	$ 2.00	$ 2.00	$ 1.50